Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Net Income (loss)	$ (833,200)	$ (868,234)	$ (416,503)	$ (152,227)	$ (1,701,434)	$ (568,730)	$ (1,568,813)	$ 675,996
Weighted average shares outstanding - basic	443,953		389,845		440,005	388,675	401,637	387,492
Net loss per share - basic							$ (3.91)	$ 1.74
Effect of dilutive securities-stock options							0	82,879
Effect of dilutive securities-convertible debt							0	108,964
Weighted Average Shares Outstanding Diluted	443,953		389,845		440,005	388,675	401,637	579,335
Net loss per share - diluted	$ (1.88)		$ (1.07)		$ (3.87)	$ (1.46)	$ (3.91)	$ 1.17
Anti-dilutive Shares Excluded From Net Loss Per Share	319,350		308,644		319,350	308,644	301,651	52,867